Schedule of asset allocation for pension and healthcare plans (Details)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Asset allocation	100.00%
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	100.00%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	69.60%
Fixed Income [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	71.10%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	7.20%
Variable Income [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	10.00%
Loans Allocation [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	1.60%
Loans Allocation [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	1.20%
Real Estate Allocation [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	5.80%
Real Estate Allocation [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	2.70%
Investment Structuring [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	10.50%
Investment Structuring [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	10.20%
Investments Abroad [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	5.30%
Investments Abroad [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	4.80%